UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Government & Agency Securities Portfolio
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                                       Principal
                                                                                                       Amount ($)        Value ($)
                                                                                                       ----------        ---------

Agencies Not Backed by the Full Faith and Credit of the US Government 73.7%
Federal Farm Credit Bank, 1.159%*, 8/15/2005                                                              40,000,000     39,991,704
Federal Home Loan Bank:
1.28%**, 11/5/2004                                                                                        70,000,000     69,761,066
1.34%*, 9/27/2004                                                                                        200,000,000    199,990,620
1.344%*, 9/12/2005                                                                                        80,000,000     79,946,351
1.448%*, 10/7/2004                                                                                        80,000,000     79,994,490
1.48%*, 3/21/2005                                                                                         40,000,000     39,994,927
Federal Home Loan Mortgage Corp.:
1.09%**, 8/10/2004                                                                                        30,000,000     29,991,862
1.12%*, 8/11/2004                                                                                         20,000,000     20,000,000
1.135%*, 11/7/2005                                                                                        20,000,000     20,000,000
1.16%**, 12/1/2004                                                                                        60,000,000     59,764,133
1.16%**, 12/13/2004                                                                                       40,000,000     39,828,778
1.16%**, 12/27/2004                                                                                       20,000,000     19,905,444
1.4%, 8/11/2004                                                                                           25,000,000     25,000,538
1.51%**, 10/29/2004                                                                                       75,000,000     74,720,948
1.538%*, 10/7/2005                                                                                        40,000,000     40,000,000
Federal National Mortgage Association:
1.026%*, 7/14/2005                                                                                        15,000,000     14,996,791
1.08%**, 9/10/2004                                                                                        20,000,000     19,976,000
1.1%*, 2/11/2005                                                                                          28,000,000     27,994,783
1.15%**, 12/6/2004                                                                                        20,000,000     19,918,861
1.18%**, 1/7/2005                                                                                         15,000,000     14,922,488
1.37%**, 10/15/2004                                                                                       50,000,000     49,857,292
1.47%*, 10/3/2005                                                                                         40,000,000     39,969,399
1.489%*, 3/23/2005                                                                                        30,000,000     29,998,067
1.49%**, 11/12/2004                                                                                       25,000,000     24,894,139
1.51%*, 1/18/2005                                                                                         50,000,000     49,988,891
1.54%**, 4/1/2005                                                                                         10,000,000      9,898,075
1.595%, 10/1/2004                                                                                         10,231,000     10,203,349
1.6%, 10/1/2004                                                                                           56,253,000     56,100,492
Student Loan Marketing Association, 1.058%*, 11/18/2004                                                   16,000,000     16,000,000
                                                                                                                        -----------
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $1,223,609,488)                     1,223,609,488

Agencies Backed by the Full Faith and Credit of the US Government 3.5% Hainan
Airlines:
Series 2000-2, 1.459%*, 12/21/2004                                                                        13,174,413     13,174,413
Series 2001-1, 1.56%*, 12/15/2007                                                                         13,725,444     13,725,444
Series 2001-2, 1.56%*, 12/15/2007                                                                         17,480,890     17,480,891
Series 2001-3, 1.56%*, 12/15/2007                                                                         13,725,444     13,725,444
                                                                                                                        -----------
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $58,106,192)                               58,106,192

Repurchase Agreements 22.8%
Bank of America, 1.38%, dated 7/30/2004, to be repurchased at $126,014,490 on 8/2/2004 (a)               126,000,000    126,000,000
Morgan Stanley, 1.37%, dated 7/30/2004, to be repurchased at $250,028,542 on 8/2/2004 (b)                250,000,000    250,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/2004, to be repurchased at $1,879,197 on 8/2/2004 (c)   1,879,000      1,879,000
                                                                                                                        -----------
Total Repurchase Agreements (Cost $377,879,000)                                                                         377,879,000


Total Investment Portfolio  (Cost $1,659,594,680)                                                                     1,659,594,680
                                                                                                                     ==============


* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
         Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.

**       Annualized yield at the time of purchase; not a coupon rate.


(a)      Collateralized by $137,464,289  Federal National Mortgage  Association,
         5.0%, maturing on 3/1/2034 with a value of $126,529,832.

(b)      Collateralized by:

Principal                                                                   Maturity               Collateral
Amount ($)(d)                              Security              Rate (%)   Date                     Value ($)
-------------                              --------              --------   ----                --------------
2,992,090,158                              Federal National
                                           Mortgage Association  4.0-11.0   1/1/2005-8/31/2034  246,942,418
282,278,265                                Federal Home Loan
                                           Mortgage Corp.        7.5-13.0   10/1/2004-8/1/2031    3,062,309

(c) Collateralized by $1,920,000 Federal National Mortgage Association, 1.875%, maturing on 1/15/2005 with a value of $1,921,000.

(d)      Principal amounts are shown at original face value.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Government Securities
                                    Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Government Securities
                                     Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004